ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

19.     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The changes in accumulated other comprehensive income by component, net of tax, were as follows:

		Unrealized
	Foreign	gains(losses)
	currency	on available-
	translation	for-sale
	adjustments	investments	Total
	RMB	RMB	RMB
Balance at January 1, 2022 (As adjusted)	39,089,244	2,791,663	41,880,907
Net current-period other comprehensive losses	(11,361,872)	(2,786,931)	(14,148,803)
Balance at December 31, 2022 (As adjusted)	27,727,372	4,732	27,732,104
Net current-period other comprehensive gains (losses)	672,112	(2,934)	669,178
Balance at December 31, 2023	28,399,484	1,798	28,401,282
Balance at December 31, 2023 (USD)	3,999,984	253	4,000,237